Guarantor Financial Statements Guarantor Financial Statements - Condensed Consolidated Statements of Cash Flow (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 104,400,000	$ 129,300,000	$ 244,500,000	$ 243,200,000	$ 180,300,000
Cash flows from investing activities
Purchases of property and equipment and construction and development	(69,200,000)	(89,700,000)	(179,700,000)	(196,400,000)	(158,100,000)
Proceeds from sale of property and equipment	1,000,000	700,000	2,600,000	3,000,000	3,400,000
Acquisition of businesses	(5,100,000)	(23,800,000)	(50,000,000)	(9,900,000)	(50,400,000)
Proceeds from sale of businesses	2,500,000	12,500,000	14,700,000	2,100,000	45,200,000
Net cash used in investing activities	(70,800,000)	(85,300,000)	(197,400,000)	(201,200,000)	(154,800,000)
Cash flows from financing activities
Proceeds from borrowings on debt instruments	70,000,000	35,000,000	114,000,000	95,000,000	184,000,000
Repayment on debt instruments including capital leases	(101,900,000)	(62,200,000)	(153,400,000)	(141,300,000)	(196,800,000)
Deferred financing charges	200,000	0
Bank overdraft	11,300,000	(1,300,000)	1,200,000	1,400,000	(3,300,000)
Return of capital to parent	(12,600,000)	(7,500,000)
Intercompany cash transfers	0
Net cash used in financing activities	(33,000,000)	(35,700,000)	(47,500,000)	(53,000,000)	(32,300,000)
Net increase (decrease) in cash and cash equivalents	600,000	8,300,000	(400,000)	(11,000,000)	$ (6,800,000)
Cash and cash equivalents, beginning of period	600,000	1,000,000	1,000,000
Cash and cash equivalents, end of period	1,200,000	$ 9,300,000	600,000	$ 1,000,000
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	0
Cash flows from investing activities
Purchases of property and equipment and construction and development	0
Proceeds from sale of property and equipment	0
Acquisition of businesses	0
Proceeds from sale of businesses	0
Net cash used in investing activities	0
Cash flows from financing activities
Proceeds from borrowings on debt instruments	0
Repayment on debt instruments including capital leases	0
Deferred financing charges	0
Bank overdraft	0
Return of capital to parent	0
Intercompany cash transfers	0
Net cash used in financing activities	0
Net increase (decrease) in cash and cash equivalents	0
Cash and cash equivalents, beginning of period	0
Cash and cash equivalents, end of period	0		0
Company (Parent)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(89,400,000)
Cash flows from investing activities
Purchases of property and equipment and construction and development	(500,000)
Proceeds from sale of property and equipment	0
Acquisition of businesses	0
Proceeds from sale of businesses	0
Net cash used in investing activities	(500,000)
Cash flows from financing activities
Proceeds from borrowings on debt instruments	70,000,000
Repayment on debt instruments including capital leases	(101,900,000)
Deferred financing charges	200,000
Bank overdraft	11,300,000
Return of capital to parent	(12,600,000)
Intercompany cash transfers	122,900,000
Net cash used in financing activities	89,900,000
Net increase (decrease) in cash and cash equivalents	0
Cash and cash equivalents, beginning of period	0
Cash and cash equivalents, end of period	0		0
Combined Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	193,100,000
Cash flows from investing activities
Purchases of property and equipment and construction and development	(68,700,000)
Proceeds from sale of property and equipment	1,000,000
Acquisition of businesses	(5,100,000)
Proceeds from sale of businesses	2,500,000
Net cash used in investing activities	(70,300,000)
Cash flows from financing activities
Proceeds from borrowings on debt instruments	0
Repayment on debt instruments including capital leases	0
Deferred financing charges	0
Bank overdraft	0
Return of capital to parent	0
Intercompany cash transfers	(122,900,000)
Net cash used in financing activities	(122,900,000)
Net increase (decrease) in cash and cash equivalents	(100,000)
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	100,000		200,000
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	700,000
Cash flows from investing activities
Purchases of property and equipment and construction and development	0
Proceeds from sale of property and equipment	0
Acquisition of businesses	0
Proceeds from sale of businesses	0
Net cash used in investing activities	0
Cash flows from financing activities
Proceeds from borrowings on debt instruments	0
Repayment on debt instruments including capital leases	0
Deferred financing charges	0
Bank overdraft	0
Return of capital to parent	0
Intercompany cash transfers	0
Net cash used in financing activities	0
Net increase (decrease) in cash and cash equivalents	700,000
Cash and cash equivalents, beginning of period	400,000
Cash and cash equivalents, end of period	$ 1,100,000		$ 400,000